Capital transactions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Capital transactions

Note 13 — Capital transactions

(a)	Share Exchange

As further described in note 1, pursuant to the closing of the Share Exchange Agreement on August 31, 2019, the Company issued 161,500,000 shares of its common stock in exchange for 100% of the equity interest of China Bio.

(b)	Private Placement

On December 13, 2019, the Company closed on the sale of 1,450,000 Ordinary Shares, at a purchase price of $0.10 per Share, pursuant to a private securities offering.

NOTE 7 - STOCKHOLDERS' DEFICIT

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock.

On April 4, 2016, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares valued at $0.0001 par value per share and for a total discount of $2,000.

On May 3, 2017, the Company effectuated a change in control and redeemed 19,500,000 shares of common stock.

On May 4, 2017, the Company issued 8,000,000 shares of common stock to the new owner for no consideration as a result of the change in control.

As of December 31, 2018 and  2017, 8,500,000 shares of common stock and no preferred stock were issued and outstanding.

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Capital transactions

Note 13 — Equity

Ordinary Shares

China Bio-Tech was incorporated under the laws of Seychelles on June 27, 2016. The authorized number of Ordinary Shares is 1,000,000 share with a par value of $1 per share whereas 100 shares were issued and outstanding as of March 31, 2019 and 2018.

Additional paid-in capital

As of March 31, 2019 and 2018, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Company’s subsidiaries.